Employee benefit obligations - Schedule of Plan Asset Composition (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Cash and cash equivalents	4.10%	5.90%
Debt instruments	20.30%	21.90%
Equity instruments	33.80%	33.50%
Real estate	22.50%	21.30%
Mortgages	4.20%	3.60%
Alternative assets	15.10%	13.80%
Total	100.00%	100.00%